Derivative Financial Instruments (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Settlement Obligation (Details Narrative)
Derivative liabilities	$ 382,000	$ 163,000	$ 1,516,000	$ 1,314,000
Change in fair value of derivative liabilities	219,000	1,190,000	311,000
Decrease in derivative liability	$ 382,000	3,460,000	1,214,000
Conversion features		$ 917,000	$ 1,727,000